Commitments and Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended			1 Months Ended	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Sep. 27, 2013 Accrued and other current liabilities	Sep. 27, 2013 Tax Matters Agreement Covidien	Sep. 27, 2013 Industrial Revenue Bonds by Saint Louis County [Member]	Sep. 27, 2013 Asbestos Matters Case	Sep. 28, 2012 Orrington Maine Environmental Matter	Jun. 28, 2013 Subpoena from US Attorney's Office for the Northern District of California	Sep. 27, 2013 Coldwater Creek, St. Louis County, Missouri Case	Sep. 27, 2013 Products Liability Litigation Defendant
Loss Contingencies [Line Items]
Litigation settlement									$ 3.5
Remedial cost range, minimum	46.4							95.8
Remedial cost range, maximum	81.5							170.3
Environmental liabilities	46.4							95.8
Environmental liabilities, current				6.9
Number of cases										6
Number of defendants											4
Asbestos related pending cases							11,500
Estimation of liability, historical term							5 years
Estimation of liability, expected future term of claims							7 years
Rent expense	16.9	15.5	14.4
Plant assets exchanged for IRBs						11.3
Tax agreement, tax threshold					$ 200